UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Mark A. Sherman
Title:   Chief Compliance Officer
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Mark A. Sherman  San Francisco, CA 02/08/2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      56
Form 13F Information Table Value Total:       $117,773


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T Inc                       COM              00206R102      317    10477 SH       SOLE                    10477        0        0
American Express Co            COM              025816109     2627    55695 SH       DEFINED                 54750        0      945
Amgen Inc                      COM              031162100     2920    45478 SH       DEFINED                 44738        0      740
ArcelorMittal                  COM              03938L104     1123    61760 SH       DEFINED                 60660        0     1100
Automatic Data Processing Inc  COM              053015103     5144    95246 SH       DEFINED                 93346        0     1900
Avery Dennison Corp            COM              053611109     1215    42379 SH       SOLE                    42379        0        0
BP P.L.C. Spons ADR            COM              055622104      385     9016 SH       SOLE                     9016        0        0
1/100 Berkshire Hathaway Cl A  COM              084990175      230      200 SH       SOLE                      200        0        0
Bristol-Myers Squibb Co        COM              110122108      547    15534 SH       SOLE                    15534        0        0
Capital One Finl Corp          COM              14040H105     1323    31279 SH       DEFINED                 30859        0      420
Carnival Corp                  COM              143658300     2144    65671 SH       DEFINED                 64686        0      985
Caterpillar Inc                COM              149123101      238     2624 SH       SOLE                     2624        0        0
Chevron Corp New               COM              166764100     1400    13159 SH       DEFINED                 12013        0     1146
Devon Energy Corp              COM              25179M103     2849    45958 SH       DEFINED                 44727        0     1231
Disney Walt Co.                COM              254687106     3653    97401 SH       DEFINED                 95816        0     1585
EMC Corporation                COM              268648102     2688   124803 SH       DEFINED                123268        0     1535
Ecolab Inc                     COM              278865100     3256    56316 SH       DEFINED                 55331        0      985
Edison International           COM              281020107      223     5397 SH       SOLE                     5397        0        0
Electronic Arts                COM              285512109      359    17427 SH       SOLE                    17427        0        0
Exxon Mobil Corp               COM              30231G102     4784    56438 SH       SOLE                    56438        0        0
General Electric Co            COM              369604103     2790   155753 SH       DEFINED                155538        0      215
Hewlett-Packard Co             COM              428236103     2398    93095 SH       DEFINED                 91520        0     1575
Intel Corp                     COM              458140100      223     9178 SH       SOLE                     9178        0        0
Intl Business Machines         COM              459200101     6722    36555 SH       DEFINED                 36005        0      550
JP Morgan Chase & Co           COM              46625H100     2507    75413 SH       DEFINED                 74228        0     1185
Jacobs Engineering             COM              469814107     2119    52215 SH       DEFINED                 51325        0      890
Johnson & Johnson              COM              478160104     3748    57154 SH       DEFINED                 56489        0      665
Life Technologies              COM              53217V109      716    18410 SH       DEFINED                 18090        0      320
McDonalds Corp                 COM              580135101      637     6344 SH       SOLE                     6344        0        0
Merck & Co. Inc.               COM              58933Y105      335     8879 SH       SOLE                     8879        0        0
Microsoft Corp                 COM              594918104     4382   168815 SH       DEFINED                166065        0     2750
Motorola Mobility Holdings     COM              620097105      206     5317 SH       SOLE                     5317        0        0
Nordstrom Inc                  COM              655664100     2012    40478 SH       DEFINED                 39203        0     1275
Omnicom Group                  COM              681919106     4571   102537 SH       DEFINED                100817        0     1720
PPG Industries                 COM              693506107      251     3012 SH       SOLE                     3012        0        0
Pepsico Inc                    COM              713448108     4781    72061 SH       DEFINED                 71051        0     1010
Pfizer Inc                     COM              717081103     2009    92854 SH       SOLE                    92854        0        0
Precision Castparts Corp       COM              740189105     2772    16820 SH       DEFINED                 16510        0      310
T Rowe Price Group Inc         COM              74144T108     2085    36610 SH       DEFINED                 35930        0      680
Procter & Gamble Company       COM              742718109     5939    89025 SH       DEFINED                 87780        0     1245
Qualcomm Inc.                  COM              747525103      712    13010 SH       SOLE                    13010        0        0
Raytheon Co                    COM              755111507      444     9174 SH       SOLE                     9174        0        0
SVB Financial Group            COM              78486Q101     1138    23855 SH       DEFINED                 23485        0      370
Sara Lee Corp                  COM              803111103      295    15600 SH       SOLE                    15600        0        0
Schlumberger Limited           COM              806857108     4750    69535 SH       DEFINED                 68285        0     1250
Stericycle Inc.                COM              858912108     2484    31875 SH       DEFINED                 31335        0      540
Swift Energy Co                COM              870738101     1945    65453 SH       DEFINED                 64008        0     1445
Teva Pharmaceutical Inds ADR   COM              881624209     3143    77886 SH       DEFINED                 76511        0     1375
Texas Instruments Incorporated COM              882508104      466    16000 SH       SOLE                    16000        0        0
Trex Company Inc               COM              89531P105      229    10000 SH       SOLE                    10000        0        0
Vanguard Emerging Market ETF   FUND             922042858     1815    47495 SH       DEFINED                 46575        0      920
Vanguard Total Stock Market    FUND             922908769      289     4490 SH       SOLE                     4490        0        0
Vodafone Group PLC-AP ADR      COM              92857W209     2566    91539 SH       DEFINED                 90573        0      966
Wal Mart Stores Inc            COM              931142103     3840    64259 SH       DEFINED                 63164        0     1095
Walgreen Co.                   COM              931422109     3011    91071 SH       DEFINED                 89381        0     1690
Western Union Corp             COM              959802109     2018   110518 SH       DEFINED                108608        0     1910